Mar. 17, 2017

VOYA SERIES FUND, INC.

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class L, Class O, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.